Revenue	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The Company recognizes revenue when it satisfies a performance obligation by transferring control of a good or service to a customer. Revenue is measured based on the consideration that the Company expects to be entitled to in exchange for the goods or services transferred. Taxes that are collected from a customer concurrent with revenue-producing activities are excluded from revenue.
Disaggregated revenue, net by major source was as follows for the years ended December 31, (in thousands):

	2023	2022	2021
Electric Motorcycles
Electric motorcycles	$11,087	$13,171	$8,706
Parts, accessories and apparel	461	828	999
	$11,548	$13,999	$9,705
STACYC
Electric balance bikes	$22,865	$29,669	$23,130
Parts, accessories and apparel	3,610	3,165	2,971
	$26,475	$32,834	$26,101
Total Revenue, net	$38,023	$46,833	$35,806
Revenue from the sale of LiveWire One electric motorcycles, electric balance bikes as well as parts and accessories and apparel are recorded when control is transferred to the customer, generally at the time of shipment to independent dealers and distributors or at the time of delivery to retail customers. S2 electric motorcycles contain two performance obligations, which is the sale of the electric motorcycle and a stand ready obligation to transfer Firmware Over The Air (“FOTA”) software updates to the electric motorcycle, when-and-if available, to the customer. Revenue on the sale of the S2 electric motorcycle is recorded at a point-in-time when control is transferred to the customer. As the unspecified FOTA software updates to S2 electric motorcycles are provided when-and-if they become available, revenue related to these updates is recognized ratably over the period the updates will be provided, estimated by management to be five years, commencing when control of the electric motorcycle is transferred to the customer. The standalone selling prices of performance obligations are estimated by considering costs to develop and deliver the good or service, third-party pricing of similar goods or services and other information that may be available. The Company allocates the transaction price among the performance obligations in proportion to the standalone selling price of the Company’s performance obligations.
The Company offers sales incentive programs to independent dealers and retail customers designed to promote the sale of its products. The Company estimates its variable consideration related to its sales incentive programs using the expected value method. The Company accounts for consideration payable to a customer as part of its sales incentives as a reduction of revenue, which is accrued at the later of the date the related sale is recorded or the date the incentive program is both approved and communicated.
The Company offers the right to return eligible parts and accessories and apparel and, in limited circumstances, on electric motorcycles. The Company estimates returns based on an analysis of historical trends and probability of returns and records revenue on the initial sale only in the amount that it expects to be entitled. The remaining consideration is deferred in a refund liability account. The refund liability is remeasured for changes in the estimate at each reporting date with a corresponding adjustment to revenue. The Company had a refund asset of $299 thousand and zero at December 31, 2023 and December 31, 2022, respectively. The Company had a refund liability of $327 thousand and zero at December 31, 2023 and December 31, 2022, respectively.
Variable consideration related to sales incentives and rights to return is adjusted at the earliest of when the amount of consideration the Company expects to receive changes, or the consideration becomes fixed. Adjustments for variable consideration related to previously recognized sales were not material for the years ended December 31, 2023, 2022 and 2021.
Shipping and handling costs associated with freight after control of a product has transferred to a customer are accounted for as fulfillment costs in Cost of goods sold. The Company accrues for the shipping and handling in the same period that the related revenue is recognized.
The Company offers standard, limited warranties on its electric motorcycles, electric balance bikes, and parts and accessories. These warranties provide assurance that the product will function as expected and are not separate performance obligations. The Company accounts for estimated warranty costs as a liability when control of the product transfers to the customer.
Contract Liabilities
The Company maintains certain contract liability balances related to payments received at contract inception in advance of the Company’s performance under the contract that generally relates to customer deposits for electric balance bikes and electric motorcycles and consideration received upon transfer of control of the S2 motorcycle for FOTA software updates. Contract liabilities are recognized as revenue once the Company performs under the contract. The current portion of contract liabilities of $214 thousand and $163 thousand were included in Accrued liabilities and the long-term portion of contract liabilities of $245 thousand and zero were included in Other long-term liabilities in the Company's Consolidated balance sheets as of December 31, 2023 and December 31, 2022, respectively. The Company expects to recognize all $214 thousand of the current portion of unearned revenue in 2024. The Company expects to recognize $245 thousand included in Other long-term liabilities over the next five years.
Previously deferred revenue recognized as revenue in 2023 and 2022 was $163 thousand and $1,644 thousand, respectively.